Income Taxes - Schedule of Expected Income Tax Provision (Benefit) (Detail)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Income Tax Disclosure [Abstract]
Canadian statutory rate	(26.50%)	(26.50%)	(28.50%)
Non-deductible expenses	3.80%	3.80%	4.50%
Valuation allowance	22.70%	22.70%	24.00%
Income tax provision (benefit)	0.00%	0.00%	0.00%